Cover Page	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	PEAK BIO, INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001834645
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false